Janus Henderson Global Equity Income Fund Investment Strategy - Class A C S I N T Shares [Member] - Janus Henderson Global Equity Income Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of income-producing equity securities, such as common and preferred dividend-paying stocks. The Fund invests in U.S. and non-U.S. issuers and will typically invest at least 40% of its net assets in securities of issuers or companies that are economically tied to different countries throughout the world, excluding the United States. An issuer is deemed to be economically tied to a country or countries outside of the United States if one or more of the following tests are met: (i) the issuer is organized in, or its primary business office or principal trading market of its equity is located in, a country outside of the United States; (ii) a majority of the issuer’s revenues are derived from outside of the United States; or (iii) a majority of the issuer’s assets are located outside of the United States. The Fund has no specific policy on the number of different countries in which it will invest but intends to invest in at least three different countries. In selecting investments, portfolio management primarily seeks to identify companies with attractive long-term business prospects that generate cash and produce attractive levels of dividend income, and which are, in the opinion of portfolio management, undervalued or inexpensive relative to other similar investments. Security selection will be based upon an analysis of a broad range of metrics, including price to earnings ratios, balance sheet strength, valuation relative to asset values, return on equity, and a particular focus on cash flow generation and ability to service growing dividend streams in the medium term. For its investments in common stocks, the Fund seeks to invest in securities that portfolio management believes have the potential for growth of income and capital over time. Portfolio management may shift the Fund’s assets among various types of income-producing securities based on changing market conditions. The Fund does not limit its investments to companies of any particular size. However, in an attempt to reduce portfolio risks, portfolio management generally will invest across countries, industry groups and/or security types. Although the Fund does not have a specific policy regarding the growth/value orientation or market capitalization of the companies in which it invests, portfolio management believes that focusing on income-producing equity securities will tend to lead to investments in mid-to-large capitalization “value” stocks (stocks of well-established, undervalued companies that portfolio management believes offer the potential for income and long-term capital appreciation). Portfolio management may, however, invest in smaller and less seasoned issuers. In selecting investments, the Fund also considers environmental, social, and governance (“ESG”) factors (“ESG Factors”) and a company’s management of ESG risks that may have a significant impact on the company’s growth, valuation, profits, cash flow, and dividends. Such factors may include corporate governance, human capital and diversity, climate change, disclosure transparency, and business ethics. The Fund evaluates ESG Factors and risks, using third-party data and internally-generated analysis, which may include assessments of a company’s alignment with international commitments, a review of ESG investment risk reports, and corporate engagement. At portfolio management’s discretion, the Fund will engage with a company’s senior management to seek to better understand improvements in ESG reporting and disclosure, environmental performance, and strategic positioning in relation to key sustainability trends. The Fund may invest in companies whose ESG practices are evolving, with the expectation that these engagement efforts will result in improvements over time, and will consider selling a security if a company is not responsive to such engagement efforts. The Fund does not consider ESG Factors and risks in managing the Fund’s exposure to cash and cash equivalents and certain derivatives, such as forward foreign currency contracts used for hedging purposes. The Fund may seek to enhance the level of dividend income it receives by engaging in regional rotation trading. In a regional rotation trade, the Fund would sell a stock that has declared its dividend and no longer trades with an entitlement to the dividend, and purchase a stock in another region that is about to declare a dividend. By entering into a series of such trades, the Fund seeks to augment the amount of dividend income it receives over the course of a year. The Fund has no limits on the geographic asset distribution of its investments, but the Fund does not expect to invest more than 25% of its assets in securities of companies based in emerging markets. The Fund may invest in companies domiciled in any country that portfolio management believes to be appropriate to the Fund’s objectives. The Fund may, under unusual circumstances, invest in a single country or a limited number of countries. The Fund will generally consider selling a security when, in portfolio management’s opinion, there is a risk of significant deterioration in the company’s fundamentals, or there is a change in business strategy or issuer-specific business outlook that affects the original investment case. The Fund will also consider selling a security if, in portfolio management’s opinion, a superior investment opportunity arises or if it has become overvalued. Also, the Fund will consider selling a security as part of the Fund’s regional rotation trading strategy. The Fund may invest its assets in derivatives. Derivative instruments have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests or to hedge portfolio risk. In particular, the Fund may invest in derivatives such as forward foreign currency contracts to offset risks associated with currency exposure. The Fund may engage in active and frequent trading to achieve its investment objectives, and the Fund’s regional rotation strategy may increase the rate of portfolio turnover.